Offsets	Nov. 01, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Initial Filing Date	Nov. 04, 2021
Fee Offset Claimed	$ 59,040
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $0.50 par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000
Termination / Withdrawal Statement	In connection with the filing of Supplement No. 3, the registrant made a contemporaneous fee payment in the amount of $59,040.00 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $59,040.00 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $61,240.00 registration fee due for this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Filing Date	May 03, 2024
Fee Paid with Fee Offset Source	$ 59,040
Offset Note
(3)
On May 3, 2024, the registrant registered $400,000,000 of shares of its Common stock (the “
Prior Unsold Securities
”) pursuant to Supplement No. 3 (“
Supplement No.
 3
”) to the prospectus supplement dated November 4, 2021, as supplemented by supplement no. 1 dated February 25, 2022 and supplement no 2. dated November 3, 2023 (collectively, the “
Prior Prospectus Supplement
”) to its Registration Statement on Form
S-3
(File
No. 333-260758),
which was filed with the Securities and Exchange Commission (the “
SEC
”) and became automatically effective on November 4, 2021 (the “
Prior Registration Statement
”), relating to the registrant’s
“at-the-market”
program pursuant to the Sales Agreement, none of which was sold under the Prior Prospectus Supplement and the Prior Registration Statement. In connection with the filing of Supplement No. 3, the registrant made a contemporaneous fee payment in the amount of $59,040.00 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $59,040.00 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $61,240.00 registration fee due for this offering.

Termination / Withdrawal Statement	In connection with the filing of Supplement No. 3, the registrant made a contemporaneous fee payment in the amount of $59,040.00 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $59,040.00 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $61,240.00 registration fee due for this offering.